DISCONTINUED OPERATIONS - Cash flow information (Details) - GFL Environmental Services - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of analysis of single amount of discontinued operations
Operating cash flows from discontinued operations	$ 39.7	$ 471.1
Investing cash flows used in discontinued operations	(18.0)	(143.3)
Financing cash flows used in discontinued operations	(10.3)	(343.1)
Changes due to foreign exchange revaluation of cash	0.2	(0.6)
Decrease in cash from discontinued operations	11.6	$ (15.9)
Proceeds from divestitures, net of transaction costs	5,929.6
Transaction costs paid later for divestiture	$ 165.5